Stockholders' Equity (Details Narrative) - USD ($)							1 Months Ended			3 Months Ended			9 Months Ended		11 Months Ended		12 Months Ended
	Aug. 11, 2016	Jul. 06, 2016	Apr. 14, 2016	Mar. 10, 2016	May 22, 2015	Jun. 14, 2014	Mar. 31, 2016	Dec. 31, 2015	May 31, 2015	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	May 22, 2015	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Apr. 15, 2015
Common stock, par value (in dollars per share)							$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized							300,000,000			45,000,000	300,000,000	300,000,000	45,000,000	300,000,000		300,000,000	300,000,000	300,000,000	300,000,000
Preferred stock, par value (in dollars per share)							$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized							10,000,000			5,000,000	10,000,000	10,000,000	5,000,000	10,000,000		10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, issued							0			0	0	0	0	0		0	0	0	0
Preferred stock, outstanding							0			0	0	0	0	0		0	0	0	0
Recapitalization																	3,000,005
Common stock, outstanding							13,615,440			18,105,349	15,375,981	13,615,440	18,105,349	13,615,440		5,493,200	15,375,981	13,615,440	12,469,084
Number of shares granted													380,000				290,000
Allocated stock based compensation expense											$ 265,861		$ 1,468,332	$ 148,736			$ 414,597	$ 148,736
Common stock, issued							13,615,440			18,105,349	15,375,981	13,615,440	18,105,349	13,615,440		5,493,200	15,375,981	13,615,440	12,469,084
Stock based compensation											$ 435,642		$ 2,952,850	$ 441,190		$ 6,219	$ 849,625	$ 639,644	$ 231,909
2014 Stock Incentive Plan [Member]
Number of stock authorized						1,950
Maximum number of shares available for grant					8,102										8,102
Description of vesting

The typical vesting schedule provided that 25% of the shares subject to the award would vest on the first year anniversary of the date of grant, and 1/48th of the total number of shares awarded would vest on a monthly basis thereafter.

2015 Stock Incentive Plan [Member]
Grant date fair value of common shares issued upon services											107,600						107,600
Allocated stock based compensation expense																0	28,008	24,028	2,984
Unrecognized stock based compensation expense											80,732						80,732
Number of stock authorized					1,200,000										1,200,000
Maximum number of shares available for grant					600,000										600,000
Expiration period					7 years
Total intrinsic value of options exercisable											430,400						$ 430,400
Unrecognized stock based compensation expense amortized period																	2 years 10 months 20 days
Stock based compensation											6,964					0	$ 28,008	24,028	2,984
Stock Incentive Plan [Member]
Grant date fair value of common shares issued upon services										$ 453,600			453,600
Unrecognized stock based compensation expense										59,764			59,764
Total intrinsic value of options exercisable										1,814,400			$ 1,814,400
Unrecognized stock based compensation expense amortized period													2 years 1 month 20 days
Stock based compensation										6,888		$ 6,964	$ 20,968	21,044
Accrued stock compensation expenses										567,669	179,079		567,669				$ 179,079
Private placement offering (the "March 2016 Offering") [Member]
Number of common stock issued upon transaction				494,125
Purchase price (in dollars per share)				$ 1.60
Gross proceeds from offering				$ 790,600
Private Placement Offering (the "April 2016 Offering") [Member]
Number of common shares issued upon services																	4,690
Number of common stock issued upon transaction			1,741,185
Purchase price (in dollars per share)			$ 1.60
Gross proceeds from offering			$ 2,785,896
Description of vesting

50% of the shares will lapse at the end of two years from the date of issuance, and the repurchase option on 25% of the shares will lapse at the end of each of the third and fourth years from the date of issuance.

Four Non Employee Directors [Member] | 2015 Stock Incentive Plan [Member]
Number of shares granted									160,000
Restricted Stock [Member]
Grant date fair value of common shares issued upon services										10,586,279	3,248,413		$ 10,586,279				$ 3,248,413
Number of shares granted													2,144,055				1,361,055
Allocated stock based compensation expense											428,678					6,219	$ 821,617	465,616	78,925
Number of common stock issued upon transaction	383,000
Description of vesting

50% of the shares will lapse at the end of two years from the date of issuance, and the repurchase option on 25% of the shares will lapse at the end of each of the third and fourth years from the date of issuance.

Restricted Stock [Member] | 2015 Stock Incentive Plan [Member]
Number of shares granted																	463,841
Unrecognized stock based compensation expense											2,347,898						$ 2,347,898
Description of vesting

The Company has the right to repurchase some or all of such shares upon termination of the individual’s service with the Company, whether voluntary or involuntary, for 60 months from the date of termination (“repurchase option”).

Accrued stock compensation expenses							$ 5,857				179,079	5,857		5,857		$ 106,902	$ 179,079	$ 5,857	$ 33,063
Restricted Stock [Member] | Stock Incentive Plan [Member]
Number of shares granted													1,641,764
Allocated stock based compensation expense										698,103		$ 235,030	$ 2,931,885	$ 393,040
Unrecognized stock based compensation expense										$ 6,766,031			$ 6,766,031
Description of vesting

The Company has the right to repurchase some or all of such shares in certain circumstances upon termination of the recipient’s service with the Company, for up to 60 months from the date of termination (“repurchase option”).

Restricted Stock [Member] | Investor Relations Agreement [Member] | Two Consultants [Member]
Grant date fair value of common shares issued upon services											963,700						963,700
Number of shares granted								230,000
Agreement term								1 year
Unrecognized stock based compensation expense											757,492						757,492
Restricted Stock [Member] | Investor Relations Restated Agreement [Member] | Two Consultants [Member]
Grant date fair value of common shares issued upon services											251,400						251,400
Number of shares granted							60,000
Agreement term							1 year
Unrecognized stock based compensation expense											$ 114,467						$ 114,467
Employee Stock Option [Member] | 2015 Stock Incentive Plan [Member]
Expiration period					5 years
Percentage of awards grant under the plan					10.00%
Professional Services Provider [Member]
Number of common shares issued upon services					100,000
Grant date fair value of common shares issued upon services					$ 150,000										$ 150,000
Akoustis, Inc. [Member]
Preferred stock, issued					5,300										5,300
Preferred stock, outstanding					5,300										5,300
Number of common shares issued upon merger					5,500,006
Number of common stock cancelled					9,854,019
Common stock, outstanding					11,671										11,671
Common stock, issued					11,671										11,671
Number of common share issued against per outstanding share upon merger					$ 324.082
Akoustis, Inc. [Member] | Restricted Stock [Member] | Employees And Contractors [Member] | 2014 Stock Incentive Plan [Member]
Number of shares granted															1,925
Number of common share issued against per outstanding share upon merger															$ 324.082
Previously Reported [Member]
Number of additional shares authorized																				75,000,000
Restatement Adjustment [Member]
Number of additional shares authorized																				310,000,000
Common stock, par value (in dollars per share)																				$ 0.001
Common stock, authorized																				300,000,000
Preferred stock, par value (in dollars per share)																				$ 0.001
Preferred stock, authorized																				10,000,000
Preferred stock, issued							0				0	0		0		0	0	0	0
Preferred stock, outstanding							0				0	0		0		0	0	0	0